QUARTERLY REPORT
                                 JUNE 30, 1998

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND

                                   Fiduciary
                                 Capital Growth
                                   Fund, Inc.

                                                                  August 6, 1998

Dear Fellow Shareholder:

"WALL STREET IS THE ONLY ESTABLISHMENT I KNOW, THAT WHEN THE RETAILER MARKS THE GOODS DOWN 30%, THE BUYERS FLEE THE STORE."

                              -WARREN BUFFET (1987 BERKSHIRE HATHAWAY ANNUAL)

  Wall Street is indeed having a sale, but really it is two sales. The first sale is for small to mid-cap stocks, where the percentage of stocks down over 33% from their twelve-month high is 53% and 21%, respectively. Some excellent merchandise is on sale here and we've highlighted a few of these bargains later in this report. The other sale is an unusual one; here the shoppers ask for more merchandise the higher it is priced. This strange sale manifests itself in stock market indices that are driven by a very narrow group of large cap equities that carry extraordinary and, in our opinion, unsustainable multiples. Thus, the Fiduciary Capital Growth Fund lagged the gains of the popular indices in the June quarter and first half. While disappointing, we remain comforted by the underlying strength and valuation of the companies in the Fund and the knowledge that in the past these values have eventually been recognized and there is no reason to expect something different in the future.

  As we have highlighted before, the performance of the popular indices, being market cap weighted, are driven by a small number of companies. As the value of the largest companies have increased, they've come to dominate the performance landscape. In a Nasdaq comprised of 6,000 stocks, for example, fifty companies, or less than 1%, accounted for over 100% of the year-to-date gain. In the S&P 500, fifty stocks, 10%, accounted for nearly all of the year-to-date performance.

  This group of fifty Nasdaq stocks currently has a median P/E ratio of 57, not including companies such as Yahoo, Amazon and @Home, which have no earnings and thus no P/E! Over half of the year-to-date gain in the Nasdaq comes from three stocks: Microsoft, Dell and Cisco. These three now trade at P/E multiples of 64, 57 and 60, respectively. The story is much the same in the S&P 500. Approximately half the year-to-date gain comes from just ten stocks, with a median P/E ratio of 56! This is in stark relief to the median multiple for the entire S&P 500 of 28 and a post-war average of 14.5. In contrast, your Fund is trading at a 1998 P/E ratio of 16.6 and a 1999 P/E ratio of 14.0, and your companies are currently growing more rapidly than the average S&P firm.

  You have heard us talk about the "two-tiered" market before, but the gap between the largest caps and the broad market is as wide as we've seen in eight years. In the past, when we have had valuation discrepancies of this magnitude, the gap has usually closed by a combination of declines from the overvalued stocks and increases from the undervalued equities. The last time the valuation gap was this wide was 1990 and in the ensuing 3 years, the relative performance of the Fiduciary Capital Growth Fund substantially exceeded that of the more "pricey" sectors of the market. This was also true coming out of the 1987 market decline and we believe it will be true this time, too.

  Our research staff continues to do what it has always done: seek good companies at bargain valuations. While it is tough to watch undervalued stocks struggle, we are reminded of other tough periods, such as the second half of 1990, when high tech and banking stocks declined substantially. We bought then on the strength of the long-term fundamentals and those purchases were big winners for the Fund in the following years. Now we see similar opportunities in a variety of sectors, but particularly in certain electronics related segments and energy production. Your companies in these sectors are strong players with attractive long-term growth prospects. Best of all, they are true bargains!

  Following is a sample of the companies you own and why we think they are particularly attractive today.

                              BURLINGTON RESOURCES
DESCRIPTION

  Burlington is the largest independent (non-integrated) oil and gas producer in the United States with 6.4 trillion cubic feet of natural gas and 254 million barrels of crude reserves. The Company has an excellent track record of replacing reserves at low cost and has strategically positioned itself to continue increasing production while replacing reserves and generating free cash flow. Burlington has sound financials, with one of the best balance sheets of any E&P (exploration and production) company in the industry. Management has a sharp eye toward return on investment, purchasing 15% of their shares with $1 billion in free cash over the past several years, and recently authorized a 2 million share stock repurchase. Additionally, last year, the Company made an opportunistic purchase of Louisiana Land and Exploration. This acquisition has excellent international growth prospects and should provide well-above average production gains for years to come.

WHAT HAS HAPPENED?

 Despite its formidable market position and terrific track record, this stock has not yet performed to our expectations or as well as some of the big integrated oil companies.

  One explanation is that oil has fallen from an average of over $20 per barrel a few years ago to under $14 today. As a non-integrated company, Burlington does not benefit from lower raw material prices for downstream operations. On the other hand, 81% of Burlington's production is natural gas, which has averaged about $2.00-2.20 per mcf (per thousand cubic feet) over the past several years. Burlington makes very good money at this price. Another explanation might have more to do with weather-related issues; we have had two straight years of unusual weather...very warm winters and cool summers.

WHY DO WE LIKE THIS STOCK?

  Good stocks bought at bargain prices sometimes need time to develop. Obviously, we do not go into an idea expecting it to take years to work, but sometimes it takes a bit of time for investors to overcome past fears and to realize they have not been looking at the investment from the right angle. For our long-term clients, recall Family Dollar. For the first year or two, the stock did very little - then, over the next few years, the stock went up fourfold. Investors who view the Burlington situation through the rear-view mirror might see tough times, as was the case in the aftermath of the last cycle, the mid-1980s. While this scenario cannot be completely ruled out, the fundamentals of both the E&P industry and Burlington are vastly improved.

  We see an industry that has rationalized its field operations and cut overhead. The managers who survived the last cycle learned a thing or two and are not as likely to repeat their mistakes.

  In Burlington, we see a company with low finding costs and efficient field operations. We see a company with outstanding prospects in the deep water Gulf of Mexico, Algeria, and on-shore United States. It is recognized by its peers as the leader in applying technology to well production.

  We see a company generating positive cash flow even under adverse price conditions. Burlington can generate a $4 per barrel cash return given $17 per barrel equivalent price conditions, a 23% return. The Company has an eleven-year reserve life, one of the longest in the industry, and has replaced 150% of production (not including acquisitions) over the past three years.

  We see a company that is largely tied to natural gas, the fuel of choice for the foreseeable future. Natural gas is clean burning, available and domestic. Power generation is increasingly moving toward natural gas and the return to normal weather patterns will provide a strong fundamental and psychological boost to the shares.

  We see a company that trades for less than 7 times depressed cash flow compared to its long-term average of 10. According to Donaldson Lufkin Jenrette, the stock now sells at a 25% discount to its break-up value! In a stock market trading at unprecedented valuations, it is almost unfathomable one could find a stock trading below break-up value. And Burlington's price to sales relative to the S&P 500 has declined by two thirds over the past five years (Chart 1).

CHART 1 BURLINGTON RELATIVE PRICE/SALES TO S&P 500

       DATE                      S&P 500
    JUL-93                   3.07
    JUL-93                   3.11
    JUL-93                   3.1
    JUL-93                   3.27
    AUG-93                   3.2
    AUG-93                   3.32
    AUG-93                   3.28
    AUG-93                   3.34
    SEP-93                   3.22
    SEP-93                   3.22
    SEP-93                   2.99
    SEP-93                   3.05
    OCT-93                   3.23
    OCT-93                   2.98
    OCT-93                   2.76
    OCT-93                   2.75
    OCT-93                   2.79
    NOV-93                   2.96
    NOV-93                   2.89
    NOV-93                   2.74
    NOV-93                   2.83
    DEC-93                   2.67
    DEC-93                   2.6
    DEC-93                   2.47
    DEC-93                   2.55
    DEC-93                   2.63
    JAN-94                   2.74
    JAN-94                   2.65
    JAN-94                   2.8
    JAN-94                   2.89
    FEB-94                   2.93
    FEB-94                   3.04
    FEB-94                   2.92
    FEB-94                   2.81
    MAR-94                   2.78
    MAR-94                   2.8
    MAR-94                   2.88
    MAR-94                   2.85
    MAR-94                   2.95
    APR-94                   2.91
    APR-94                   3.14
    APR-94                   3.09
    APR-94                   3.1
    MAY-94                   3.05
    MAY-94                   3
    MAY-94                   2.94
    MAY-94                   2.82
    JUN-94                   2.82
    JUN-94                   2.85
    JUN-94                   3.01
    JUN-94                   2.96
    JUL-94                   3.05
    JUL-94                   3.02
    JUL-94                   2.94
    JUL-94                   2.98
    JUL-94                   2.84
    AUG-94                   2.79
    AUG-94                   2.77
    AUG-94                   2.7
    AUG-94                   2.63
    SEP-94                   2.62
    SEP-94                   2.74
    SEP-94                   2.72
    SEP-94                   2.63
    SEP-94                   2.73
    OCT-94                   2.84
    OCT-94                   2.77
    OCT-94                   2.77
    OCT-94                   3
    NOV-94                   2.9
    NOV-94                   2.77
    NOV-94                   2.61
    NOV-94                   2.59
    DEC-94                   2.56
    DEC-94                   2.61
    DEC-94                   2.55
    DEC-94                   2.44
    DEC-94                   2.73
    JAN-95                   2.71
    JAN-95                   2.64
    JAN-95                   2.7
    JAN-95                   2.75
    FEB-95                   2.65
    FEB-95                   2.63
    FEB-95                   2.86
    FEB-95                   2.85
    MAR-95                   2.81
    MAR-95                   2.81
    MAR-95                   2.83
    MAR-95                   2.79
    MAR-95                   3.15
    APR-95                   3.01
    APR-95                   2.96
    APR-95                   3.02
    APR-95                   2.91
    MAY-95                   2.91
    MAY-95                   2.91
    MAY-95                   2.85
    MAY-95                   2.88
    JUN-95                   2.85
    JUN-95                   2.84
    JUN-95                   2.73
    JUN-95                   2.51
    JUN-95                   2.74
    JUL-95                   2.8
    JUL-95                   2.68
    JUL-95                   2.76
    JUL-95                   2.77
    AUG-95                   2.78
    AUG-95                   2.69
    AUG-95                   2.67
    AUG-95                   2.77
    SEP-95                   2.97
    SEP-95                   2.84
    SEP-95                   2.82
    SEP-95                   2.74
    SEP-95                   2.9
    OCT-95                   2.91
    OCT-95                   2.73
    OCT-95                   2.64
    OCT-95                   2.57
    NOV-95                   2.62
    NOV-95                   2.64
    NOV-95                   2.87
    NOV-95                   2.85
    DEC-95                   2.77
    DEC-95                   2.8
    DEC-95                   2.76
    DEC-95                   2.79
    DEC-95                   2.84
    JAN-96                   2.83
    JAN-96                   2.73
    JAN-96                   2.67
    JAN-96                   2.6
    FEB-96                   2.67
    FEB-96                   2.62
    FEB-96                   2.69
    FEB-96                   2.54
    MAR-96                   2.55
    MAR-96                   2.53
    MAR-96                   2.52
    MAR-96                   2.47
    MAR-96                   2.48
    APR-96                   2.51
    APR-96                   2.6
    APR-96                   2.48
    APR-96                   2.5
    MAY-96                   2.43
    MAY-96                   2.4
    MAY-96                   2.33
    MAY-96                   2.39
    MAY-96                   2.39
    JUN-96                   2.46
    JUN-96                   2.52
    JUN-96                   2.58
    JUN-96                   2.53
    JUL-96                   2.53
    JUL-96                   2.79
    JUL-96                   2.82
    JUL-96                   2.74
    AUG-96                   2.59
    AUG-96                   2.58
    AUG-96                   2.61
    AUG-96                   2.56
    AUG-96                   2.56
    SEP-96                   2.55
    SEP-96                   2.46
    SEP-96                   2.43
    SEP-96                   2.4
    OCT-96                   2.22
    OCT-96                   2.22
    OCT-96                   2.29
    OCT-96                   2.33
    NOV-96                   2.46
    NOV-96                   2.33
    NOV-96                   2.34
    NOV-96                   2.41
    NOV-96                   2.4
    DEC-96                   2.44
    DEC-96                   2.47
    DEC-96                   2.39
    DEC-96                   2.37
    JAN-97                   2.03
    JAN-97                   2.12
    JAN-97                   2.07
    JAN-97                   1.88
    JAN-97                   1.85
    FEB-97                   1.68
    FEB-97                   1.7
    FEB-97                   1.69
    FEB-97                   1.66
    MAR-97                   1.63
    MAR-97                   1.68
    MAR-97                   1.7
    MAR-97                   1.73
    APR-97                   1.46
    APR-97                   1.52
    APR-97                   1.46
    APR-97                   1.47
    MAY-97                   1.43
    MAY-97                   1.5
    MAY-97                   1.52
    MAY-97                   1.49
    MAY-97                   1.44
    JUN-97                   1.41
    JUN-97                   1.32
    JUN-97                   1.29
    JUN-97                   1.32
    JUL-97                   1.25
    JUL-97                   1.23
    JUL-97                   1.19
    JUL-97                   1.22
    AUG-97                   1.23
    AUG-97                   1.3
    AUG-97                   1.36
    AUG-97                   1.34
    AUG-97                   1.42
    SEP-97                   1.4
    SEP-97                   1.39
    SEP-97                   1.37
    SEP-97                   1.37
    OCT-97                   1.59
    OCT-97                   1.58
    OCT-97                   1.56
    OCT-97                   1.55
    OCT-97                   1.56
    NOV-97                   1.47
    NOV-97                   1.45
    NOV-97                   1.42
    NOV-97                   1.34
    DEC-97                   1.32
    DEC-97                   1.3
    DEC-97                   1.32
    DEC-97                   1.34
    JAN-98                   1.36
    JAN-98                   1.25
    JAN-98                   1.32
    JAN-98                   1.24
    JAN-98                   1.24
    FEB-98                   1.28
    FEB-98                   1.24
    FEB-98                   1.2
    FEB-98                   1.21
    MAR-98                   1.21
    MAR-98                   1.18
    MAR-98                   1.24
    MAR-98                   1.24
    APR-98                   1.24
    APR-98                   1.28
    APR-98                   1.24
    APR-98                   1.18
    MAY-98                   1.23
    MAY-98                   1.16
    MAY-98                   1.14
    MAY-98                   1.13
    MAY-98                   1.12
    JUN-98                   1.08
    JUN-98                   1.03
    JUN-98                   0.98
    JUN-98                   1.01
    JUL-98                   1.03

  We see a highly motivated and talented management team. We have spent time with them and they appear to be smart, hard-working, honest people. While the Company is currently out-of-favor, it appears to be a situation analogous to a powerful swimmer who is temporarily fighting a strong current. Eventually the swimmer will reach calmer waters and eventually Burlington will too.

  In short, we see a company that could advance 50-150% over the next two to three years with just modest downside risk.

                                  RAYCHEM CORP.

DESCRIPTION

  Raychem manufactures high performance products based on material science and process engineering. These proprietary products tend to be unique, value-added components that offer high efficiency to a variety of applications. A sample of Raychem's many products include polymer based resettable fuses, transmission access devices and copper enclosures for the telephony network, specialty cable accessories and surge arresters for the electric utility grid, touchscreens and heat tracing products for the industrial and commercial markets. Raychem has $1.9 billion in revenues that can be broadly categorized as follows: telecom and energy networks (42% of sales), electronics/OEM (original equipment manufacturer) components (43% of sales) and commercial and industrial infrastructure (15% of sales). The Company is a dominant player in several of its markets, as evidenced by operating margins before corporate overhead of approximately 20% in all three segments. Raychem operates worldwide, with roughly 36% of sales coming from Europe, 35% from North America, 19% from Asia and the rest of the world 10%.

WHY HAS THE STOCK BEEN VOLATILE?

  Raychem had somewhat of a checkered past from the standpoint that for the first thirty-eight years of its existence (1957-1995), it was run by academia-types. Management seemed to pride themselves more on the number of patents they obtained than the money the Company made. Nobody could deny Raychem's wonderful technology, but the business aspects of the story were lacking. The stock suffered because of marketing miscues and a bloated overhead structure. In late 1995 Dick Kashnow, an outsider, became the chairman and CEO. He had a mandate from the board to get Raychem cleaned-up. We got to know Dick and his management team well, and liked what we heard; having always admired the product side of Raychem, we felt this would be a winning combination. It was.

  The stock went from $20 in late 1995 to $50 by September of last year.
Kashnow did a terrific job of rationalizing Raychem's product set, research and development (R&D), and overhead. He brought SG&A (selling, general and administrative costs), as a percentage of sales, from the 32% range down to the 27% range, while accelerating top line growth. Free cash exploded and the Company used it to repurchase over $500 million worth of stock over the past two years. Even as Asia declined, we thought the earnings would hold up due to Raychem's high exposure to an improving Europe.

  It is obvious in hindsight that, in the short run, we underestimated the negative fallout from Asia, as well as the impact from the strong dollar. These factors, combined with the normal cyclical fluctuations in their end markets have caused earnings to fall below estimates and the stock to decline. We believe, as does management, from our recent discussions, that the prospects for growth in the Pacific Rim are well above average for the next 2-3 years.

WHY DO WE LIKE THIS STOCK?

  In a nutshell, we do not think the long-term story has changed. The markets Raychem addresses are still dynamic and we view the slowdown as a temporary bump in the road. Management is incentivised to address new business opportunities while controlling costs in existing operations. Kashnow has a well-articulated game plan to knock an additional 4-5 percentage points out of SG&A as a percentage of sales. Several product and market initiatives, as discussed below, should enable the Company to grow at above average rates over a long-term time horizon. Raychem continues to generate enormous free cash flow (approximately $150 million annually), which they will use to buy back shares. Should complimentary niche acquisitions become available, Raychem has the balance sheet and infrastructure to absorb them. Best of all, we can buy this extraordinary company at a bargain price. Raychem, at 12 times earnings, sells for 50% less than the typical S&P 500 company on a forward twelve months earnings basis. It also trades at a similar discount on an EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash basis, as well as a multiple of sales (Chart 2). Raychem's overall growth rate is expected to be two times that of the market. With a stable of proprietary products and a more efficient R&D effort, we think the fundamentals and the stock will do very well. An interesting exercise we did internally was to see what a company like General Electric (GE) - clearly one of Wall Street's darlings today, selling at 34.5 times earnings - could do with the acquisition of Raychem, which would fit very nicely into their array of products. If GE were to acquire Raychem, they could pay a premium of 86% above today's current market price, and still have it be accretive to GE's bottom line. If Wall Street does not take notice of Raychem's value soon, quite possibly potential suitors like GE will!

CHART 2 - RAYCHEM CORP. RELATIVE PRICE/SALES TO S&P 500

DATE            S&P 500
JUL-93          0.72
JUL-93          0.71
JUL-93          0.67
JUL-93          0.68
AUG-93          0.72
AUG-93          0.69
AUG-93          0.69
AUG-93          0.75
SEP-93          0.75
SEP-93          0.76
SEP-93          0.8
SEP-93          0.79
OCT-93          0.79
OCT-93          0.78
OCT-93          0.71
OCT-93          0.71
OCT-93          0.69
NOV-93          0.7
NOV-93          0.66
NOV-93          0.67
NOV-93          0.66
DEC-93          0.66
DEC-93          0.68
DEC-93          0.66
DEC-93          0.65
DEC-93          0.68
JAN-94          0.67
JAN-94          0.67
JAN-94          0.64
JAN-94          0.66
FEB-94          0.68
FEB-94          0.68
FEB-94          0.7
FEB-94          0.69
MAR-94          0.7
MAR-94          0.74
MAR-94          0.73
MAR-94          0.73
MAR-94          0.72
APR-94          0.74
APR-94          0.69
APR-94          0.65
APR-94          0.68
MAY-94          0.67
MAY-94          0.66
MAY-94          0.69
MAY-94          0.69
JUN-94          0.69
JUN-94          0.69
JUN-94          0.69
JUN-94          0.69
JUL-94          0.7
JUL-94          0.69
JUL-94          0.7
JUL-94          0.69
JUL-94          0.69
AUG-94          0.69
AUG-94          0.67
AUG-94          0.73
AUG-94          0.74
SEP-94          0.75
SEP-94          0.74
SEP-94          0.73
SEP-94          0.7
SEP-94          0.75
OCT-94          0.78
OCT-94          0.74
OCT-94          0.7
OCT-94          0.66
NOV-94          0.67
NOV-94          0.65
NOV-94          0.63
NOV-94          0.64
DEC-94          0.61
DEC-94          0.64
DEC-94          0.63
DEC-94          0.64
DEC-94          0.65
JAN-95          0.66
JAN-95          0.64
JAN-95          0.68
JAN-95          0.69
FEB-95          0.67
FEB-95          0.67
FEB-95          0.69
FEB-95          0.7
MAR-95          0.7
MAR-95          0.68
MAR-95          0.68
MAR-95          0.67
MAR-95          0.7
APR-95          0.69
APR-95          0.69
APR-95          0.59
APR-95          0.59
MAY-95          0.58
MAY-95          0.58
MAY-95          0.57
MAY-95          0.55
JUN-95          0.58
JUN-95          0.61
JUN-95          0.61
JUN-95          0.6
JUN-95          0.6
JUL-95          0.59
JUL-95          0.55
JUL-95          0.58
JUL-95          0.57
AUG-95          0.63
AUG-95          0.63
AUG-95          0.65
AUG-95          0.66
SEP-95          0.67
SEP-95          0.65
SEP-95          0.67
SEP-95          0.65
SEP-95          0.65
OCT-95          0.65
OCT-95          0.64
OCT-95          0.63
OCT-95          0.64
NOV-95          0.65
NOV-95          0.64
NOV-95          0.69
NOV-95          0.73
DEC-95          0.77
DEC-95          0.76
DEC-95          0.8
DEC-95          0.77
DEC-95          0.79
JAN-96          0.75
JAN-96          0.76
JAN-96          0.86
JAN-96          0.89
FEB-96          0.88
FEB-96          0.88
FEB-96          0.84
FEB-96          0.87
MAR-96          0.88
MAR-96          0.87
MAR-96          0.88
MAR-96          0.88
MAR-96          0.85
APR-96          0.86
APR-96          0.87
APR-96          0.97
APR-96          0.98
MAY-96          1.01
MAY-96          0.99
MAY-96          0.99
MAY-96          0.97
MAY-96          0.93
JUN-96          0.91
JUN-96          0.89
JUN-96          0.88
JUN-96          0.91
JUL-96          0.94
JUL-96          0.87
JUL-96          0.84
JUL-96          0.87
AUG-96          0.88
AUG-96          0.88
AUG-96          0.86
AUG-96          0.87
AUG-96          0.89
SEP-96          0.86
SEP-96          0.85
SEP-96          0.85
SEP-96          0.87
OCT-96          0.9
OCT-96          0.85
OCT-96          0.87
OCT-96          0.9
NOV-96          0.95
NOV-96          0.91
NOV-96          0.91
NOV-96          0.94
NOV-96          0.94
DEC-96          0.96
DEC-96          0.94
DEC-96          0.89
DEC-96          0.89
JAN-97          0.91
JAN-97          0.9
JAN-97          0.9
JAN-97          0.9
JAN-97          0.89
FEB-97          0.88
FEB-97          0.87
FEB-97          0.88
FEB-97          0.89
MAR-97          0.9
MAR-97          0.9
MAR-97          0.94
MAR-97          0.92
APR-97          0.92
APR-97          0.92
APR-97          0.73
APR-97          0.68
MAY-97          0.67
MAY-97          0.68
MAY-97          0.7
MAY-97          0.71
MAY-97          0.71
JUN-97          0.71
JUN-97          0.66
JUN-97          0.65
JUN-97          0.67
JUL-97          0.67
JUL-97          0.68
JUL-97          0.76
JUL-97          0.78
AUG-97          0.82
AUG-97          0.83
AUG-97          0.87
AUG-97          0.85
AUG-97          0.86
SEP-97          0.83
SEP-97          0.83
SEP-97          0.78
SEP-97          0.74
OCT-97          0.73
OCT-97          0.72
OCT-97          0.83
OCT-97          0.83
OCT-97          0.82
NOV-97          0.85
NOV-97          0.82
NOV-97          0.8
NOV-97          0.81
DEC-97          0.78
DEC-97          0.75
DEC-97          0.71
DEC-97          0.71
JAN-98          0.71
JAN-98          0.66
JAN-98          0.61
JAN-98          0.59
JAN-98          0.6
FEB-98          0.59
FEB-98          0.58
FEB-98          0.61
FEB-98          0.65
MAR-98          0.66
MAR-98          0.63
MAR-98          0.61
MAR-98          0.6
APR-98          0.56
APR-98          0.58
APR-98          0.55
APR-98          0.55
MAY-98          0.55
MAY-98          0.55
MAY-98          0.56
MAY-98          0.56
MAY-98          0.53
JUN-98          0.54
JUN-98          0.5
JUN-98          0.41
JUN-98          0.39
JUL-98          0.39


  The strong global franchises Raychem has built in its various businesses over the past forty-one years should not be viewed as a negative, simply because one geography is struggling. We recognize that problems in Asia are having residual
fallout elsewhere, but again, this will be temporary.   In fact, both management
and our research staff believe Asia will be one of the great growth areas for Raychem in the next 3-5 years. That positive leverage for Raychem will then be dramatic.

A FEW OF RAYCHEM'S GROWTH DRIVERS:

  Polyswitch: a polymer-based product, used in portable electronic devices, that protects circuits. This is a $200 million business that was growing 25% prior to the recent slowdown. We expect a resumption of this type of growth shortly.

  ELO Touchscreens: a highly reliable computer screen that is activated by touch. Raychem has 45% of this $200 million market that, prior to the Asian slowdown, was growing 22% annually. The applications of this technology are wide and we look for this area to rebound smartly in the near future.

  Miniplex: a transmission access product for the telephony market. As consumer demand grows for more capacity (second lines, fax machines, etc.), Miniplex provides an elegant but simple way to expand bandwidth.

  When the clouds lift, we expect Raychem to trade at a premium multiple. This translates into well over a 100% return over the next few years - against what we believe is only a 10-15% downside from here - we like that kind of risk/reward!

                          PIONEER-STANDARD ELECTRONICS

DESCRIPTION

  Pioneer is a leading distributor of a broad range of electronic components and computer system products from more than 100 manufacturers to OEMs, value-added resellers, contract manufacturers and other customers within the U.S. and Canada. The Company has one of the best product lines in the industry, including Intel, IBM, Digital Equipment, Compaq, Cisco, Lucent and 3Com. Pioneer is the largest distributor of Digital Equipment and IBM computer systems in the United States. The Company provides distribution and other value-added services to over 24,000 customers and its position within the electronics food chain is not only secure, it is becoming more important. Over the past 28 years Pioneer has built a solid franchise and enviable track record. Sales and earnings have grown in excess of 20% over the past ten years.

WHY INVEST IN DISTRIBUTORS?

  Electronics (semiconductors, passives, systems) is a cyclical growth industry and will likely remain that way in the future. We have chosen distribution as our primary investment vehicle because leading edge technology is very difficult to understand and the trends change very rapidly. Investing in distributors provides a risk-sensitive way of capturing the well-above-average growth of electronics without taking significant technology risk. This risk-adverse method of capturing growth has worked well for Fiduciary Management over a long period of time.

  We have had investments in the electronics distribution industry for over twenty years and have experienced the ups and downs first hand. Over these years we have learned a great deal and achieved significant gains on our investments. Two basic themes dominate.

  Number one, semiconductors and computer products have grown at about a 15% rate over this period. Semiconductors, passive components and computer systems are primary beneficiaries of transistor economics. That is, every year you get more for less and therefore the market opportunities expand. As electronic components find their way into areas we can only dream of today, growth should continue to be two or three times the growth rate of GDP. Pioneer, as well as the other major distributors, have grown somewhat more rapidly than this 15% rate because a greater percentage of product each year goes through distribution rather than through direct sales.

  Number two, the industry is cyclical and it is difficult, if not impossible, to predict the timing of the cycles. The stocks can decline precipitously in short periods of time even though the basic soundness and long term prospects are still exciting. On the other hand, stocks can rise dramatically over very short periods too. As the saying goes, "You have to be in to win." We call it long term investing and the pay-off can be substantial.

THE STOCK IS AN EXCELLENT OPPORTUNITY RIGHT NOW.

  It is amazing and perhaps unprecedented that a stock market could yield some of the disparities that exist today. On the one hand, a hundred or so mega-cap stocks trade at unsustainable multiples (or in the case of the internet stocks, stratospheric multiples; America Online trades at 308 times earnings and Amazon.com, 397 times earnings - in the year 2000!), while many smaller cap stocks, such as Pioneer, trade near all-time low multiples, both absolute and relative to the market (Chart 3). The stock market looks perverted to us: overvalued stocks are bid up, making them more overvalued, while undervalued stocks are sold off, making them even more undervalued.

CHART 3 - PIONEER-STANDARD RELATIVE P/E TO S&P 500

DATE               S&P 500
JUN-93             0.48
JUN-93             0.5
JUL-93             0.5
JUL-93             0.49
JUL-93             0.54
JUL-93             0.53
JUL-93             0.52
AUG-93             0.52
AUG-93             0.58
AUG-93             0.63
AUG-93             0.65
SEP-93             0.63
SEP-93             0.63
SEP-93             0.6
SEP-93             0.67
OCT-93             0.64
OCT-93             0.65
OCT-93             0.55
OCT-93             0.55
OCT-93             0.53
NOV-93             0.55
NOV-93             0.57
NOV-93             0.56
NOV-93             0.56
DEC-93             0.55
DEC-93             0.56
DEC-93             0.53
DEC-93             0.53
DEC-93             0.49
JAN-94             0.49
JAN-94             0.52
JAN-94             0.58
JAN-94             0.57
FEB-94             0.59
FEB-94             0.6
FEB-94             0.64
FEB-94             0.67
MAR-94             0.72
MAR-94             0.72
MAR-94             0.73
MAR-94             0.72
MAR-94             0.59
APR-94             0.68
APR-94             0.67
APR-94             0.66
APR-94             0.7
MAY-94             0.7
MAY-94             0.67
MAY-94             0.64
MAY-94             0.6
JUN-94             0.61
JUN-94             0.6
JUN-94             0.64
JUN-94             0.68
JUL-94             0.69
JUL-94             0.69
JUL-94             0.7
JUL-94             0.7
JUL-94             0.66
AUG-94             0.55
AUG-94             0.63
AUG-94             0.59
AUG-94             0.63
SEP-94             0.65
SEP-94             0.64
SEP-94             0.68
SEP-94             0.7
SEP-94             0.72
OCT-94             0.7
OCT-94             0.71
OCT-94             0.72
OCT-94             0.72
NOV-94             0.77
NOV-94             0.77
NOV-94             0.75
NOV-94             0.74
DEC-94             0.71
DEC-94             0.64
DEC-94             0.61
DEC-94             0.64
DEC-94             0.69
JAN-95             0.72
JAN-95             0.76
JAN-95             0.74
JAN-95             0.73
FEB-95             0.7
FEB-95             0.7
FEB-95             0.71
FEB-95             0.7
MAR-95             0.75
MAR-95             0.73
MAR-95             0.78
MAR-95             0.72
MAR-95             0.72
APR-95             0.71
APR-95             0.7
APR-95             0.72
APR-95             0.75
MAY-95             0.79
MAY-95             0.83
MAY-95             0.84
MAY-95             0.85
JUN-95             0.84
JUN-95             0.84
JUN-95             0.88
JUN-95             0.93
JUN-95             0.92
JUL-95             0.97
JUL-95             0.97
JUL-95             0.88
JUL-95             1
AUG-95             0.9
AUG-95             0.97
AUG-95             0.98
AUG-95             0.97
SEP-95             0.93
SEP-95             0.96
SEP-95             0.96
SEP-95             0.94
SEP-95             0.9
OCT-95             0.83
OCT-95             0.68
OCT-95             0.74
OCT-95             0.71
NOV-95             0.77
NOV-95             0.74
NOV-95             0.73
NOV-95             0.73
DEC-95             0.76
DEC-95             0.71
DEC-95             0.67
DEC-95             0.67
DEC-95             0.68
JAN-96             0.56
JAN-96             0.63
JAN-96             0.61
JAN-96             0.62
FEB-96             0.6
FEB-96             0.68
FEB-96             0.67
FEB-96             0.65
MAR-96             0.7
MAR-96             0.69
MAR-96             0.7
MAR-96             0.72
MAR-96             0.74
APR-96             0.73
APR-96             0.7
APR-96             0.7
APR-96             0.78
MAY-96             0.78
MAY-96             0.69
MAY-96             0.74
MAY-96             0.71
MAY-96             0.71
JUN-96             0.7
JUN-96             0.69
JUN-96             0.6
JUN-96             0.64
JUL-96             0.67
JUL-96             0.67
JUL-96             0.64
JUL-96             0.65
AUG-96             0.65
AUG-96             0.7
AUG-96             0.66
AUG-96             0.67
AUG-96             0.66
SEP-96             0.64
SEP-96             0.56
SEP-96             0.57
SEP-96             0.56
OCT-96             0.63
OCT-96             0.63
OCT-96             0.57
OCT-96             0.57
NOV-96             0.57
NOV-96             0.55
NOV-96             0.57
NOV-96             0.56
NOV-96             0.54
DEC-96             0.55
DEC-96             0.69
DEC-96             0.64
DEC-96             0.66
JAN-97             0.66
JAN-97             0.69
JAN-97             0.67
JAN-97             0.69
JAN-97             0.72
FEB-97             0.72
FEB-97             0.69
FEB-97             0.69
FEB-97             0.66
MAR-97             0.63
MAR-97             0.64
MAR-97             0.59
MAR-97             0.64
APR-97             0.67
APR-97             0.63
APR-97             0.63
APR-97             0.63
MAY-97             0.62
MAY-97             0.57
MAY-97             0.58
MAY-97             0.58
MAY-97             0.59
JUN-97             0.66
JUN-97             0.62
JUN-97             0.62
JUN-97             0.62
JUL-97             0.6
JUL-97             0.66
JUL-97             0.65
JUL-97             0.62
AUG-97             0.61
AUG-97             0.6
AUG-97             0.64
AUG-97             0.65
AUG-97             0.67
SEP-97             0.75
SEP-97             0.71
SEP-97             0.7
SEP-97             0.72
OCT-97             0.66
OCT-97             0.66
OCT-97             0.68
OCT-97             0.69
OCT-97             0.66
NOV-97             0.66
NOV-97             0.66
NOV-97             0.64
NOV-97             0.64
DEC-97             0.61
DEC-97             0.58
DEC-97             0.58
DEC-97             0.59
JAN-98             0.54
JAN-98             0.53
JAN-98             0.49
JAN-98             0.49
JAN-98             0.48
FEB-98             0.48
FEB-98             0.47
FEB-98             0.48
FEB-98             0.53
MAR-98             0.43
MAR-98             0.41
MAR-98             0.36
MAR-98             0.37
APR-98             0.38
APR-98             0.38
APR-98             0.38
APR-98             0.39
MAY-98             0.38
MAY-98             0.4
MAY-98             0.39
MAY-98             0.4
MAY-98             0.39
JUN-98             0.36
JUN-98             0.35

  Again juxtaposing a company such as General Electric with Pioneer is an interesting exercise. Most people today would not think twice about buying GE over the no-name Pioneer. GE's a "global franchise" with the world's largest market cap, $287 billion; Pioneer is a value-added niche distributor with a $300 million market cap. But what do you get for your money? A $10,000 investment in GE buys $293 of earnings. $10,000 in Pioneer buys $1,220 of earnings. $10,000 of GE buys $1,212 of equity. $10,000 of Pioneer buys $9,434 of equity. $10,000 in GE buys a company that has grown earnings at a 12.7% rate over the past ten years. The same investment in Pioneer buys a 20% grower. At today's prices, if you bought 100% of GE, you would get a return on your investment of 2.9%; buying 100% of Pioneer would yield a return of 11.7% - a return 4 times greater than that of GE!

  It is rare to find a company that averages 15% return on equity, has a sound financial structure, is in a growth industry, and yet trades at 1.1 times book value, 8 times earnings and 5 times cash flow. By way of comparison, the market currently trades at approximately six times book value, 25 times earnings and 12 times cash flow. Pioneer is trading at its lowest relative valuation ever!

  This kind of valuation is absolutely compelling. Yes, Pioneer is in the midst of a tough electronics cycle. Yes, Asia could get a lot worse. Yes, a recession might occur. Yes, there is a chance near term earnings estimates might get cut. Our monthly discussions with management lead us to believe this is a strong franchise in a growing industry. At the end of the day, Pioneer's valuation appears to more than discount any worries.

  In 1987 there were a lot of worries too. Interest rates escalated, the stock market dived, recession fears were in the air and the stock (split-adjusted) went from $3.10 to $1.80. The stock advanced 83% over the next year to $3.30 and another 60% to $5.30 as 1991 unfolded. With the Gulf War and recession worries in 1991, the stock retreated to $2.60. By the close of 1992 the stock had advanced 157% to $6.70. The stock advanced, with its usual volatility, to $19.30 in late 1995 a 188% move from the end of 1992. With Asian and semiconductor worries, the stock is off 51% from last September. This is the fifth time in the past ten years the stock has dropped 50% or more. Yet through all this volatility, if you kept your head and stayed invested, you would have still made over fives times your money in the past ten years (18% compounded annually).

  From the heavily depressed valuation of today, we expect Pioneer to grow 200-300% over the next cycle. It is an excellent opportunity.

                              DENTSPLY INTERNATIONAL

DESCRIPTION

  Dentsply designs, manufactures and markets a broad range of professional dental products. With nearly $800 million in revenue, the Company is the world's leading dental supplies company, selling its well-known brand names in nearly 100 countries. 48% of Dentsply's revenues are foreign and they are very well positioned to capture growth in emerging countries. Their goal is to be "first in dentistry by meeting every need of every dental professional everywhere."

  Dentsply has the number one position in the following markets: endodontic materials and instruments, artificial teeth, crown and bridge materials, impression materials, sealants, dental X-ray equipment, handpieces, cutting instruments and scalers. It is number two in amalgams, liners and restoratives. Their superior market position is reflected in the operating margins, which have consistently been in the 17-19% range. Approximately 72% of Dentsply products are consumables and lab products, with the remainder equipment. The recurring revenue from the consumables provides good predictability and much better margins than a typical manufacturer.

  Dentsply grows both internally and via acquisition. The internal R&D effort is very productive, typically yielding about 20 new products per year compared to the competition's 3-4. Additionally, most competitors are divisions of bigger companies, whereas Dentsply's focus is 100% on the dental market. Dentsply's strong balance sheet and outstanding cash flow enables the Company to make acquisitions out of internally generated funds. Over the past ten years, both sales and earnings have exceeded 15% compounded annually. Internal growth accounts for about half of this.

RECENT EVENTS HAVE HURT THE STOCK, BUT THEY APPEAR TO BE TEMPORARY.

  Ironically, Dentsply's Asian exposure (14% of sales), which until relatively recently had been viewed by investors as a positive, has caused temporary turmoil in the stock. The market's negative spin on this situation is misplaced; Asia has been and should ultimately return to being a tremendous positive for the long term. Dentsply remains in an aggressive expansion mode in Korea, Singapore, Malaysia and China, despite the economic and currency woes of these areas and the penalty to near term earnings growth. Although their biggest Asian market, Japan, is also weak, we applaud the Company's growth strategy because it appears to be the best way to build long term shareholder value.

  German health care authorities have recently changed reimbursement practices that have also caused a near term reduction in the Company's growth rate. With these changes and seemingly ever-higher labor costs in Germany, the Company has recently decided to close its manufacturing facility there and move production to lower cost countries. Although this resulted in a one-time charge and a few pennies reduction in near term earnings expectation, we think it was the right thing to do. Despite the Asian and German issues, growth remains very respectable (10% this year), attesting to the strength of this franchise. Further, it sets the Company up for accelerating earnings growth in 1999 and beyond.

DENTSPLY: AN OUTSTANDING GROWTH FRANCHISE AT AN ATTRACTIVE VALUATION

  In today's investment landscape, it is rare to find a strong, well-established, worldwide market leader with above-average growth prospects trading at 16 and 14 times 1998 and 1999 earnings estimates, respectively. By way of comparison, the S&P 500 P/E multiples for the same periods are 28 and 26, respectively. The disparity, however, does not begin to measure how undervalued Dentsply is currently, because comparable consumer or medical supply companies trade at even higher multiples. We believe that once investors come to realize that the Company can overcome the aforementioned bumps in the road, the relative valuation will recover sharply.

  Dentsply has established a long-term historical record of growth that is nearly twice the S&P 500. We expect the Company's future growth rate to be at least twice that of the market. Dentsply's margins are 50% greater than the market and we expect them to rise in the 1999-2001 time frame. It generates substantially more free cash, as a percentage of sales, than the market, yet trades at a deep discount (Chart 4). Its enterprise value (market cap plus long term debt) divided by EBITDA is less than 8 versus nearly 12 for the S&P 500.

CHART4 - DENTSPLY INTERNATIONAL RELATIVE P/E TO S&P 500

DATE                S&P 500
JUL-93              1.31
JUL-93              1.38
JUL-93              1.39
JUL-93              1.54
AUG-93              1.53
AUG-93              1.57
AUG-93              1.47
AUG-93              1.33
SEP-93              1.41
SEP-93              1.4
SEP-93              1.4
SEP-93              1.36
OCT-93              1.47
OCT-93              1.59
OCT-93              1.55
OCT-93              1.53
OCT-93              1.49
NOV-93              1.57
NOV-93              1.53
NOV-93              1.51
NOV-93              1.57
DEC-93              1.54
DEC-93              1.59
DEC-93              1.56
DEC-93              1.65
DEC-93              2.02
JAN-94              2
JAN-94              2.02
JAN-94              2.05
JAN-94              1.94
FEB-94              2.02
FEB-94              2.03
FEB-94              1.94
FEB-94              1.92
MAR-94              2.03
MAR-94              2.02
MAR-94              1.97
MAR-94              1.96
MAR-94              1.62
APR-94              1.7
APR-94              1.67
APR-94              1.65
APR-94              1.65
MAY-94              1.66
MAY-94              1.6
MAY-94              1.61
MAY-94              1.64
JUN-94              1.68
JUN-94              1.69
JUN-94              1.68
JUN-94              1.67
JUL-94              1.06
JUL-94              0.98
JUL-94              0.98
JUL-94              0.99
JUL-94              1.03
AUG-94              1.04
AUG-94              1
AUG-94              1.04
AUG-94              1.07
SEP-94              1.06
SEP-94              1.09
SEP-94              1.06
SEP-94              1.03
SEP-94              1.05
OCT-94              1.06
OCT-94              0.99
OCT-94              0.96
OCT-94              0.93
NOV-94              0.95
NOV-94              0.99
NOV-94              0.96
NOV-94              0.92
DEC-94              0.91
DEC-94              0.91
DEC-94              0.96
DEC-94              0.98
DEC-94              1.08
JAN-95              1.13
JAN-95              1.15
JAN-95              1.16
JAN-95              1.13
FEB-95              1.15
FEB-95              1.08
FEB-95              1.07
FEB-95              1.06
MAR-95              1.07
MAR-95              1.13
MAR-95              1.11
MAR-95              1.09
MAR-95              1.12
APR-95              1.11
APR-95              1.14
APR-95              1.14
APR-95              1.1
MAY-95              1.08
MAY-95              1.07
MAY-95              1.08
MAY-95              1.08
JUN-95              1.08
JUN-95              1.11
JUN-95              1.06
JUN-95              1.06
JUN-95              1.13
JUL-95              1.09
JUL-95              1.21
JUL-95              1.17
JUL-95              1.14
AUG-95              1.12
AUG-95              1.09
AUG-95              1.11
AUG-95              1.13
SEP-95              1.12
SEP-95              1
SEP-95              0.99
SEP-95              1.01
SEP-95              1.11
OCT-95              1.1
OCT-95              1.09
OCT-95              1.1
OCT-95              1.13
NOV-95              1.15
NOV-95              1.17
NOV-95              1.12
NOV-95              1.11
DEC-95              1.14
DEC-95              1.12
DEC-95              1.19
DEC-95              1.21
DEC-95              1.1
JAN-96              1.08
JAN-96              1.09
JAN-96              1.06
JAN-96              1.04
FEB-96              1.06
FEB-96              1.04
FEB-96              1.05
FEB-96              1.03
MAR-96              1.02
MAR-96              1.06
MAR-96              1.05
MAR-96              1.04
MAR-96              1.02
APR-96              1.04
APR-96              1.06
APR-96              1.04
APR-96              1.05
MAY-96              1.06
MAY-96              1.08
MAY-96              1.06
MAY-96              1.05
MAY-96              1.05
JUN-96              1.05
JUN-96              1.03
JUN-96              1.04
JUN-96              0.98
JUL-96              0.98
JUL-96              0.94
JUL-96              0.98
JUL-96              1.01
AUG-96              0.96
AUG-96              0.96
AUG-96              0.96
AUG-96              0.95
AUG-96              0.96
SEP-96              0.96
SEP-96              0.98
SEP-96              0.99
SEP-96              1
OCT-96              0.93
OCT-96              0.92
OCT-96              0.9
OCT-96              0.92
NOV-96              0.9
NOV-96              0.9
NOV-96              0.89
NOV-96              0.87
NOV-96              0.92
DEC-96              0.93
DEC-96              0.97
DEC-96              0.95
DEC-96              0.95
JAN-97              0.98
JAN-97              0.97
JAN-97              0.97
JAN-97              1.03
JAN-97              0.98
FEB-97              0.98
FEB-97              1.02
FEB-97              0.99
FEB-97              1.02
MAR-97              1.03
MAR-97              1.02
MAR-97              1.01
MAR-97              1.02
APR-97              1
APR-97              1
APR-97              0.96
APR-97              1
MAY-97              0.93
MAY-97              0.97
MAY-97              0.94
MAY-97              0.93
MAY-97              0.92
JUN-97              0.91
JUN-97              0.84
JUN-97              0.84
JUN-97              0.85
JUL-97              0.85
JUL-97              0.87
JUL-97              0.88
JUL-97              0.89
AUG-97              0.9
AUG-97              0.93
AUG-97              0.96
AUG-97              0.92
AUG-97              0.98
SEP-97              0.95
SEP-97              0.96
SEP-97              0.95
SEP-97              0.94
OCT-97              0.91
OCT-97              0.92
OCT-97              0.96
OCT-97              0.95
OCT-97              0.95
NOV-97              0.9
NOV-97              0.91
NOV-97              0.87
NOV-97              0.87
DEC-97              0.9
DEC-97              0.95
DEC-97              0.93
DEC-97              1.03
JAN-98              0.88
JAN-98              0.84
JAN-98              0.86
JAN-98              0.87
JAN-98              0.87
FEB-98              0.83
FEB-98              0.85
FEB-98              0.88
FEB-98              0.85
MAR-98              0.9
MAR-98              0.92
MAR-98              0.88
MAR-98              0.83
APR-98              0.78
APR-98              0.79
APR-98              0.76
APR-98              0.82
MAY-98              0.82
MAY-98              0.82
MAY-98              0.82
MAY-98              0.85
MAY-98              0.86
JUN-98              0.62
JUN-98              0.62
JUN-98              0.62
JUN-98              0.62
JUL-98              0.61

  We are confident of Dentsply's future for the following reasons. First, demographics are in their favor. Baby boomers are aging all over the world and will require more dental care. Best of all, with more income they will be able to afford it. Second, the Company carefully cultivates dental schools worldwide, seeding them with Dentsply equipment and consumables so as to create life-long users. Third, the Company is keeping up with changes in the dental market, particularly the movement to group practices. Heavy R&D investment, particularly in advanced equipment for larger, more sophisticated groups holds the promise for higher long term growth. Fourth, the Company remains the largest, most focused consolidator in the industry. Real synergies exist as new product lines are added to the largest sales force in the industry. Fifth, with 3 billion people, Asia provides an enormous growth opportunity long term. Only Dentsply has put the resources in place to effectively address these foreign markets. Finally, the Company's rock solid financial underpinning provides the margin of safety in tough times and the opportunities for growth in good times. In addition, Dentsply has repurchased over 1 million shares this year, with an additional authorization in place.

  Over the next few years we expect the relative valuation to rise sharply. Combined with solid earnings growth, Dentsply should be a very good stock.

  While we have discussed only four companies in this letter, we feel that your entire portfolio represents values that we believe are similar to the companies discussed herein. We expect that the securities we currently own will have a growth rate in excess of twice that of the S&P in the next couple of years, and yet, they sell at a current discount to the market of 40% on a P/E basis. In times past, when the values have been this compelling in one way or another, the market has recognized that value. In the most recent quarter, one of our securities, Viking Office Products, was acquired, and over 14 companies are currently in the midst of significant share repurchase programs. It would not surprise us at all if this activity were to pick up steam in the months ahead. While we think we know these companies well, insiders know them far better, and they are voting with their pocketbooks, and buying their own stock in a significant fashion.

  Since Fiduciary Management, Inc. was founded in 1980, the FMI retirement funds have invested in the same stocks that we purchase for you. In the past few weeks, we have committed several hundred thousand dollars to the very securities that you own. Again, as Warren Buffett says, "We believe in our approach, and we eat our own cooking." In effect, we, too, have voted with our pocketbooks and believe the opportunities are outstanding, and would encourage you to consider doing the same.

  Thank you for your continued confidence in the Fiduciary Capital Growth Fund, Inc.

Sincerely,

   /S/Ted D. Kellner       /S/Donald S. Wilson        /S/Patrick J. English

   Ted D. Kellner, C.F.A   Donald S. Wilson, C.F.A    Patrick J. English, C.F.A.
   President               Vice President             Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555

Fiduciary Capital Growth Fund, Inc.
STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)


                                                                   QUOTED
                                                                   MARKET
     SHARES                                                     VALUE (B)<F2>
     ------                                                       ---------
LONG-TERM INVESTMENTS 98.6% (A)<F1>
COMMON STOCKS 96.4% (A)<F1>
                CHEMICAL/SPECIALTY MATERIALS -- 12.5%
      44,000    Cambrex Corp.                                    $1,155,000
      31,000    Great Lakes Chemical Corp.                        1,222,578
      37,000    Minerals Technologies Inc.                        1,882,375
      23,000    OM Group, Inc.                                      948,750
      25,000    Sigma-Aldrich Corp.                                 878,125
                                                                  ---------
                                                                  6,086,828
                CONSUMER PRODUCTS-NON-DURABLE -- 3.0%
      60,000    Jostens, Inc.                                     1,432,500

                CONSUMER SERVICE -- 1.7%
       2,100    Grey Advertising Inc.                               831,600

                DISTRIBUTION -- 9.9%
      58,000    Arrow Electronics, Inc.                           1,261,500
      34,500    Black Box Corp.                                   1,144,986
      82,000    Pioneer-Standard Electronics, Inc.789,250
      50,000    Viking Office Products, Inc.                      1,568,750
       2,500    VWR Scientific Products Corp.                        61,562
                                                                  ---------
                                                                  4,826,048

                 ELECTRONICS -- 4.4%
      63,400    Berg Electronics Corp.                            1,240,294
      58,500    Methode Electronics, Inc.                           906,750
                                                                  ---------
                                                                  2,147,044

                ENERGY/ENERGY SERVICES -- 9.9%
      59,600    Burlington Resources Inc.                         2,566,555
      35,500    Noble Affiliates, Inc.                            1,349,000
      36,100    Pogo Producing Co.                                  907,012
                                                                  ---------
                                                                  4,822,567

                HEALTH INDUSTRIES -- 8.0%
      55,000    Covance Inc.                                      1,237,500
      60,000    Dentsply International Inc.                       1,500,000
      46,000    Sybron International Corp.                        1,161,500
                                                                  ---------
                                                                  3,899,000

                INSURANCE -- 5.8%
      72,000    Old Republic International Corp.                  2,110,536
      12,750    Delphi Financial Group, Inc.                        717,991
                                                                  ---------
                                                                  2,828,527

                MISCELLANEOUS-TECHNOLOGY MANUFACTURING -- 10.3%
      51,600    Bell & Howell Holdings Co.                        1,331,951
      80,000    Paxar Corp.                                         920,000
      61,700    Raychem Corp.                                     1,824,037
      34,000    W. H. Brady Co.                                     945,642
                                                                  ---------
                                                                  5,021,630

                PAPER/PACKAGING -- 6.0%
      21,800    Liqui-Box Corp.                                   1,032,775
      83,500    Wausau-Mosinee Paper Corp.                        1,910,063
                                                                  ---------
                                                                  2,942,838

                PRINTING/PUBLISHING/FORMS -- 6.6%
      72,000    PRIMEDIA Inc.                                       976,536
      25,000    Scholastic Corp.                                    996,875
      42,000    Thomas Nelson, Inc.                                 561,750
      29,000    Wallace Computer Services, Inc.                     688,750
                                                                  ---------
                                                                  3,223,911

                PRODUCER MANUFACTURING -- 4.6%
      36,000    Regal-Beloit Corp.                                1,026,000
      57,000    Watts Industries, Inc.                            1,189,875
                                                                  ---------
                                                                  2,215,875

                RETAIL TRADE -- 11.4%
      41,000    Autozone, Inc.                                    1,309,458
      83,000    Casey's General Stores, Inc.                      1,374,729
      45,000    Consolidated Stores Corp.                         1,631,250
      21,500    Elder-Beerman Stores Corp.                          573,792
      49,000    Stein Mart, Inc.                                    661,500
                                                                  ---------
                                                                  5,550,729

                SOFTWARE/SERVICE -- 2.3%
      34,000    First Data Corp.                                  1,132,642
                                                                  ---------
                        Total common stocks                      46,961,739

REITS -- 2.2%
      43,400    Security Capital Industrial Trust                 1,085,000

WARRANTS -- 0.0%
       1,098    Security Capital Group, Inc.
                  Warrants 09/18/98                                     378
                                                                  ---------
                Total long-term investments                      48,047,117

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 1.5% (A)<F1>
                VARIABLE RATE DEMAND NOTES -- 1.5%
    $740,042    Firstar Bank U.S.A., N.A.                           740,042
                                                                  ---------
                  Total Investments                              48,787,159
                Liabilities, less cash and
                  receivables (0.1%) (A)<F1>                        (50,562)
                                                                  ---------
                NET ASSETS                                      $48,736,597
                                                                  ---------
                                                                  ---------
                  Net Asset Value Per Share
                    ($0.01 par value 10,000,000
                    shares authorized), offering
                    and redemption price
                    ($48,736,597 / 2,194,929
                    shares outstanding)                              $22.20
                                                                  ---------
                                                                  ---------



(a)<F1> Percentages for the various classifications relate to net assets.

(b)<F2> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                      FIDUCIARY CAPITAL GROWTH FUND, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                                 TED D. KELLNER
                                THOMAS W. MOUNT
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                          800-811-5311 or 414-765-4124

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Fiduciary Capital Growth Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.